Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 1,107	$ 238	$ 2,638	$ 1,811
Severance (included in salaries)				60
Share-based payments	62	(258)	341	862
Director compensation (included in salaries)	56	85	224	256
Related party transaction, due from (to) related party	$ 1,225	$ 65	$ 3,203	$ 2,989